Financial Instrument Risk Management (Details)	3 Months Ended		6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Jun. 30, 2022 USD ($)
Financial Instrument Risk Management [Abstract]
Federal insured limit	$ 250,000	€ 100,000
Bad debt expense	53,295		$ 0
Unrestricted cash	10,858,202
Current liabilities	$ 5,595,700
Foreign exchange risk description	As the Company operates in Germany it holds a portion of its cash balances in Euro to approximate between three to twelve months estimated operating needs. The remainder of the Company’s cash is held in U.S. Dollars, the Company’s reporting currency, which we also expect to be the currency of the Company’s largest cash outlays over the next twenty-four months.	As the Company operates in Germany it holds a portion of its cash balances in Euro to approximate between three to twelve months estimated operating needs. The remainder of the Company’s cash is held in U.S. Dollars, the Company’s reporting currency, which we also expect to be the currency of the Company’s largest cash outlays over the next twenty-four months.